Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating expenses:
Research and development	$ 5,111		$ 2,570		$ 9,004	$ 5,080	$ 10,902	$ 8,216	$ 3,729
General and administrative	1,915		1,372		3,197	2,153	5,666	2,647	1,898
Total operating expenses	7,026		3,942		12,201	7,233	16,568	10,863	5,627
Operating loss	7,026		3,942		12,201	7,233	16,568	10,863	5,627
Finance income	33		6		1,005	22	216	65	76
Finance expenses	(495)				(792)	(4)	(223)	(1,222)	(719)
Net loss before tax	(7,488)		(3,936)		(11,988)	(7,215)	(16,575)	(12,020)	(6,270)
Income taxes	(669)		(296)		(1,076)	(476)	(1,557)	(825)	(735)
Net loss for the period	(6,819)	$ (4,093)	(3,640)	$ (3,099)	(10,912)	(6,739)	(15,018)	(11,195)	(5,535)
Net loss attributable to shareholders of Evaxion Biotech A/S	(6,819)		(3,640)		(10,912)	(6,739)	(15,018)	(11,195)	(5,535)
Other comprehensive income that may be reclassified to profit or loss in subsequent periods (net of tax):
Exchange differences on translation of foreign operations	(57)		(10)		(28)	(10)	(18)
Other comprehensive income that will not be reclassified to profit or loss in subsequent periods (net of tax):
Exchange differences on currency translation to presentation currency	474		109		(284)	(71)	413	2	(15)
Other comprehensive loss for the period, net of tax	423		99		(312)	(81)	395	2	(15)
Total comprehensive loss	(6,396)		(3,541)		(11,224)	(6,820)	(14,623)	(11,193)	(5,550)
Total comprehensive loss attributable to shareholders of Evaxion Biotech A/S	$ (6,396)		$ (3,541)		$ (11,224)	$ (6,820)	$ (14,623)	$ (11,193)	$ (5,550)
Loss per share - basic and diluted	$ (0.36)		$ (0.24)		$ (0.59)	$ (0.44)	$ (0.97)	$ (0.81)	$ (0.43)